STAPLED UNITHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2019
Unit-based Compensation
Disclosure Of Assumptions Used For Fair Value Calculation Of Performance Stock Units

Grant Date	January 1, August 12, September 24, 2019 and November 16, 2018
PSUs granted	28,317
Term to expiry	2.0 years
Average volatility rate	15.1%
Risk free interest rate	1.72%

Schedule of unit-based compensation expense recognized in general and administrative expenses
The Trust’s unit-based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2019	2018
DSPs for trustees/directors (1)	$1,645	$948
Restricted Stapled Unit Plan for executives and employees	5,839	2,996
Unit-based compensation expense	$7,484	$3,944
Fair value remeasurement expense included in the above:
• DSPs for trustees/directors	$568	$122
• Restricted Stapled Unit Plan for executives and employees	1,321	378
Total fair value remeasurement expense	$1,889	$500

(1)	In respect of fees mandated and elected to be taken as DSUs.

Schedule of accumulated other comprehensive income
Accumulated other comprehensive income consists of the following:

As at December 31,	2019	2018
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests (1)	$159,499	$320,158
Fair value losses on derivatives designated as net investment hedges	(43,309)	(108,706)
	$116,190	$211,452

(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.

Director/Trustee Deferred Share Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in the notional DSUs outstanding is presented below:

	2019		2018
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
DSUs outstanding, January 1	44	$46.01	28	$41.88
Granted	17	55.59	16	53.11
Settled	(11)	51.57	—	—
DSUs outstanding, December 31	50	$48.01	44	$46.01

Executive Deferred Stapled Unit Plan
Unit-based Compensation
Summary of reconciliation of the changes in unit-based compensation
A reconciliation of the changes in stapled units outstanding under the Restricted Stapled Unit Plan is presented below:

	2019		2018
	Number (000s)	Weighted Average Grant Date Fair Value	Number (000s)	Weighted Average Grant Date Fair Value
Restricted stapled units outstanding, January 1	117	$50.34	106	$43.32
New grants — RSUs and PSUs (1)	85	61.90	75	53.29
Forfeited	(2)	64.16	—	—
Settled in cash	(35)	52.91	—	—
Settled in stapled units	(20)	52.91	(64)	42.14
Restricted stapled units outstanding, December 31 (1)	145	$55.93	117	$50.34

(1)
New grants include 24,587 PSUs granted during the year ended December 31, 2019 (2018 — 3,730 PSUs). Total restricted stapled units outstanding at December 31, 2019 include a total of 28,317 PSUs granted (2018 — 3,730 PSUs).